Victory Investment Grade Convertible Fund Shareholder Fees - MCI [Member] - Victory Investment Grade Convertible Fund - Member Class	Jun. 30, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%